Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 220,594	$ 78,530
Right-of-use assets	47,501	126,801
Goodwill	11,643	12,367
Other intangible assets	25,652	21,509
Contract assets	3,286	1,479
Investment in joint venture	48,568	55,307
Other long-term assets	5,780	1,663
Restricted cash	25,187	10,087
Deferred tax assets	209,496	170,418
Total non-current assets	597,707	478,161
Current assets
Inventories	71,470	39,058
Trade receivables	32,972	29,396
Contract assets	25,370	17,959
Other current assets	32,949	14,736
Receivables from related parties	1,548	1,111
Cash and cash equivalents	66,427	17,556
Total current assets	230,736	119,816
Total assets	828,443	597,977
Equity
Share capital	2,126	135
Share premium	1,058,432	1,000,118
Other reserves	30,582
Translation reserve	(1,442)	4,669
Accumulated deficit	(1,654,114)	(1,140,534)
Total equity	(564,416)	(135,612)
Non-current liabilities
Borrowings	744,654	398,140
Derivative financial liabilities	380,232
Other long-term liability to related party	7,440	7,440
Lease liabilities	35,369	114,845
Long-term incentive plan	544	56,334
Contract liabilities	57,017	44,844
Deferred tax liability	309	150
Total non-current liabilities	1,225,565	621,753
Current liabilities
Trade and other payables	49,188	28,587
Lease liabilities	5,163	7,295
Current maturities of borrowings	19,916	2,771
Liabilities to related parties	1,131	638
Contract liabilities	36,915	29,692
Taxes payable	934	841
Other current liabilities	54,047	42,012
Total current liabilities	167,294	111,836
Total liabilities	1,392,859	733,589
Total equity and liabilities	$ 828,443	$ 597,977